Non-controlling Interests	6 Months Ended
Jun. 30, 2025
Non-controlling Interests
Non-controlling Interests

Note 13 - Non-controlling Interests

A reconciliation of non-controlling interest as of June 30, 2025 and December 31, 2024 is as follows:

	June 30,	December 31,
	2025	2024
Beginning balance	$(3,031,675)	$(2,712,752)
Proportionate shares of net loss	(18,285)	(323,515)
Disposal discontinued operations	3,050,153	-
Non-controlling interest from acquisition*	11,819,885	-
Foreign currency translation adjustment	202,392	4,592
Total	$12,022,470	$(3,031,675)

*represented the non-controlling shareholder’s 15% of the equity interest in Xintong International and its subsidiary Senhuixin (Note 3).

As of December 31, 2024, the non-controlling interests balance represents the non-controlling shareholder’s 30% equity interest in Shangchi Automobile Co., Ltd. and its subsidiary Shenzhen Yimao New Energy Sales Co., Ltd, which were disposed for the six months ended June 30, 2025 (Note 4).